Current and Deferred Income Taxes	12 Months Ended
Jun. 30, 2018
Income Tax Disclosure [Abstract]
Current and deferred income taxes

7       Current and deferred income taxes

For the years ended June 30, 2018, and 2017, the Company did not record a provision for income taxes due to a full valuation allowance against our deferred tax assets.

Significant components of the Company’s future tax assets and deferred tax liabilities are shown below:

	June 30, 2018 $	June 30, 2017 $
Deferred tax assets:
Non-capital losses carried forward	9,416,047	7,340,286
Capital losses carried forward	17,925	17,925
Financing costs	5,512	5,512
Scientific research and development	396,758	350,435
Scientific research and development – ITC	354,411	319,528
	10,190,653	8,033,686
Deferred tax liabilities:
Scientific research and development – ITC	(61,230)	(53,841)
	10,129,423	7,979,845
Valuation allowance	(10,129,423)	(7,979,845)

Net future tax assets	—	—

The income tax benefit of these tax attributes has not been recorded in these consolidated financial statements because of the uncertainty of their recovery. The Company’s effective income tax rate differs from the statutory income tax rate of 21% (2017 – 34%).

The differences arise from the following items:

	June 30, 2018 $	June 30, 2017 $
Tax recovery at statutory income tax rates	(3,063,036)	(2,747,800)
Permanent differences	290,722	(15,342)
Effect of rate differentials between jurisdictions	76,364	464,938
Impact of changes in income tax rates	138,516	—
Scientific research and development – ITC	(354,411)	—
Other	75,422	(62,962)
Change in valuation allowance	2,836,423	2,361,166

	—	—

As of June 30, 2018, the Company had combined US and Canadian net operating loss carryforwards of $34.7 million that begin expiring in 2029. In addition, the Company has non-refundable Canadian federal investment tax credits of $226,778 that expire between 2029 and 2038 and non-refundable British Columbia investment tax credits of $127,633 that expire between 2019 and 2028.

The Tax Cuts and Jobs Act (“2017 Tax Act”) was enacted in December 2017. The 2017 Tax Act, among other things, reduces the U.S. federal corporate tax rate from 35% to 21%, effective January 1, 2018, requires companies to pay a one-time transition tax on earnings of certain foreign subsidiaries that were previously tax deferred and creates new taxes on certain foreign earnings. The Company revalued our deferred tax assets as of June 30, 2018 based on a U.S. federal tax rate of 21%, which resulted in a reduction to our deferred tax assets of $138,516 fully offset by a reduction to the valuation allowance. The Company is not required to pay a one-time transition tax on earnings of our foreign subsidiary as the foreign subsidiary has an accumulated deficit.